Goodwill and Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	$ 45,121	$ 1,071
Less: Accumulated amortization	(968)	(320)
Intangible assets, net	44,153	751
Customer Relationships
Finite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	24,559	0
Developed Technology [Member]
Finite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	13,957	0
FCC Licenses [Member]
Finite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	480	480
Backlog [Member]
Finite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	3,268	0
Trade Names [Member]
Finite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	2,366	0
Patents [Member]
Finite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	$ 491	$ 591